Income Taxes Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	$ 127.8	$ 33.5	$ 39.1
Impacts of Tax Cuts and Jobs Act Enactment	7.8	303.6	0.0
Foreign earnings subject to different tax rates	(154.9)	(74.5)	(48.0)
Capital loss on internal restructuring	0.0	(45.3)	0.0
State and local income taxes, less federal income tax benefit	1.4	(1.5)	16.0
Manufacturer's production deduction and miscellaneous tax credits	(3.7)	(8.4)	0.8
Tax on dividends, deemed dividends, and GILTI	45.5	10.6	1.8
Changes to unrecognized tax benefits	2.7	6.7	4.4
Nondeductible expenses	12.4	14.2	5.6
Change in valuation allowance	7.4	(29.3)	16.0
Exchange gains and losses	5.7	28.1	(9.4)
Other	18.7	(8.8)	11.9
Total	70.8	$ 228.9	$ 38.2
Tax expense associated with GILTI provision	$ 43.8